Restructuring and Other Costs Table and Narrative (Details) - USD ($)	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs				$ 40,000,000	$ 17,000,000
Restructuring and Related Cost, Expected Cost				$ 2
Restructuring and Related Cost, Caption that Includes Restructuring Charges		5	20	42	32
Restructuring Charges	$ 2,000,000	$ 2,000,000		$ 4,000,000	$ 14,000,000
Restructuring Charges	$ 5,000,000		$ 20,000,000	4,000,000	15,000,000
Payments for Restructuring				(12,000,000)	$ (3,000,000)
Restructuring Reserve, Accrual Adjustment				(2,000,000)
Restructuring Reserve [Roll Forward]
Loss from Catastrophes				10,000,000
Restructuring and Related Cost, Accelerated Depreciation				$ 35,000,000
Type of Restructuring [Domain]
Restructuring Reserve [Roll Forward]
Restructuring and Related Cost, Description				13
Restructuring and Related Cost, Accelerated Depreciation				$ 17